Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Short-term Debt
The following table presents information about these U.S. government securities and the carrying value of the related repurchase agreements, including accrued interest, as of December 31, 2018.

	U.S. Government Securities Sold		Repurchase Agreements(1)
(In millions)	Amortized Cost	Fair Value	Amortized Cost
Overnight maturity	$1,127	$1,100	$1,082

(1) Collateralized by investment securities.
The following table presents information with respect to the amounts outstanding and weighted-average interest rates of the primary components of our short-term borrowings as of and for the years ended December 31:

	2018	2017	2016	2018	2017	2016	2018	2017	2016
(Dollars in millions)	Securities Sold Under Repurchase Agreements			Tax-Exempt Investment Program			Other
Balance as of December 31	$1,082	$2,842	$4,400	$931	$1,078	$1,158	$2,000	$—	$—
Maximum outstanding as of any month-end	3,441	4,302	5,572	1,078	1,158	1,726	2,000	—	29
Average outstanding during the year	2,048	3,683	4,113	1,023	1,127	1,512	nm	1	31
Weighted-average interest rate as of year-end	1.38%	.03%	.04%	1.74%	1.45%	.67%	2.68%	.00%	.00%
Weighted-average interest rate during the year	.62	.05	.02	1.46	.79	.36	nm	.00	.17

nm Not meaningful